Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Schedule of related parties' transactions
Name	Relationship
Mr. Hongyu Zhang	Shareholder; director of various subsidiaries
HangZhouTianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd.	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (“Yuao”)	Common control by legal representative of Guanpeng
Mr. Limin Liu	Chief Executive Officer
Guo Ronghong Business Factoring Shenzhen Co., Ltd.	Common control by Mr. Hongyu Zhang

Schedule of short-term investment - related party
	March 31, 2020	March 31, 2020
Yuao	$2,120 ,972	$3,378,706
Guo Ronghong Business Factoring Shenzhen Co., Ltd	$1,845,504
Total	3,966,476	3,378,706

Schedule of other related parties' payables
	March 31, 2021	March 31, 2020
Mr. Hongyu Zhang	-	8,100
HangZhouTianQi Network Technology Co. Ltd.	45,169	41,766
Hangzhou Qianlu Information Technology Co. Ltd.	25,247	353,824
Mr. Limin Liu	610,352	-
Guo Ronghong Business Factoring Shenzhen Co., Ltd	7,603	-
Total	$688,371	$403,690